Restatement Restated Consolidated Statements of Stockholders' Equity (Details 3) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Increase (Decrease) In Stockholders Equity [Roll Forward]
Balance	$ 32,039	$ 31,793	$ 31,775	[1]	$ 31,775 [1]	$ 31,775 [1]	$ 31,775	[1]	$ 21,760	[1]
Increase attributable to net income	179	224	(5)		219	398	211	[1]	854	[1]
Balance	31,173	32,039	31,793		32,039	31,173	31,056	[1]	31,775	[1]
As Originally Reported
Increase (Decrease) In Stockholders Equity [Roll Forward]
Balance	32,155	31,893	31,859		31,859	31,859	31,859		21,760
Increase attributable to net income	202	240	11		251	453	290		938
Balance	$ 31,313	$ 32,155	$ 31,893		$ 32,155	$ 31,313	$ 31,219		$ 31,859

[1]	Restated